DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2014	2013
U.S. dollar denominated floating rate debt	29,500	—
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	126,700	190,000
8.04% First Preferred Mortgage Term Notes	36,657	83,240
7.84% First Preferred Mortgage Term Notes	—	196,240
Unamortized discount on issuance of 7.84% First Preferred Mortgage Term Notes	—	(10,402)
Total debt	192,857	459,078
Current portion of long-term debt	(165,357)	(22,706)
Long term portion of debt	27,500	436,372

Summary of movement in debt
Movements in debt in each of the three years ended December 31, 2014, maybe summarized as follows:

(in thousands of $)
Balance at December 31, 2011	513,513
4.5% convertible bond - buy-back	(10,000)
Loan repayments	(19,521)
Balance at December 31, 2012	483,992
4.5% convertible bond - debt-for-equity swap	(25,000)
Loan repayments	(21,531)
Issuance of 7.84% First Preferred Mortgage Term Notes	32,019
Discount on issuance of 7.84% First Preferred Mortgage Term Notes	(12,222)
Amortization of discount on issuance of 7.84% First Preferred Mortgage Term Notes	1,820
Balance at December 31, 2013	459,078
4.5% convertible bond - buy-back	(17,800)
4.5% convertible bond - debt-for-equity swaps	(45,500)
Loan repayments	(54,732)
Loan draw downs	30,000
Effect of de-consolidation of subsidiaries - 7.84% First Preferred Mortgage Term Notes	(179,818)
Amortization of discount on issuance of 7.84% First Preferred Mortgage Term Notes	1,629
Balance at December 31, 2014	192,857

Debt repayment schedule	The outstanding debt as of December 31, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31,
2015	165,357
2016	2,000
2017	25,500
2018	—
2019	—
Thereafter	—
192,857

Assets pledged

(in thousands of $)	2014	2013
Vessels, net,	55,812	263,367
Restricted cash and investments	38,560	66,249